Note O - Stock Options (Details) - Options Outstanding and Exercisable (USD $)	2 Months Ended	12 Months Ended
	Mar. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices	$ 0.17
Options Outstanding Weighted average exercise price		$ 0.16	$ 0.22	$ 0.25
Options Outstanding Weighted average remaining life		4 years 76 days
$0.08 - $0.21 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		2,852,272
Options Outstanding Weighted average exercise price		$ 0.11
Options Outstanding Weighted average remaining life		4 years 83 days
Options Exercisable Number exercisable (in Shares)		1,820,594
Options Exercisable Weighted average exercise price		$ 0.12
$0.08 - $0.21 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.08
$0.08 - $0.21 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.21
$0.22 - $0.40 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		70,000
Options Outstanding Weighted average exercise price		$ 0.40
Options Outstanding Weighted average remaining life		4 years 7 days
Options Exercisable Number exercisable (in Shares)		70,000
Options Exercisable Weighted average exercise price		$ 0.40
$0.22 - $0.40 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.22
$0.22 - $0.40 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.40
$0.41 - $0.68 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		340,000
Options Outstanding Weighted average exercise price		$ 0.46
Options Outstanding Weighted average remaining life		4 years 7 days
Options Exercisable Number exercisable (in Shares)		340,000
Options Exercisable Weighted average exercise price		$ 0.46
$0.41 - $0.68 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.41
$0.41 - $0.68 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.68
$0.07 - $0.68 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		3,262,272
Options Exercisable Number exercisable (in Shares)		2,230,594
$0.07 - $0.68 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.07
$0.07 - $0.68 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.68